Condensed Consolidated Statement of Changes in Temporary Equity and Stockholders' (Deficiency) Equity - USD ($)	Series B Convertible Redeemable Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Gaucho Group Holdings Stockholder's Deficiency [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2017	$ 9,026,824
Balance, shares at Dec. 31, 2017	902,670
Balance at Dec. 31, 2017		$ 430,674	$ (14,070)	$ 80,902,967	$ (10,795,810)	$ (75,544,081)	$ (5,020,320)		$ (5,020,320)
Balance, shares at Dec. 31, 2017		43,067,546	4,411
Stock-based compensation: Common stock issued in satisfaction of 401(k) profit sharing liability		$ 1,163		$ 80,236			$ 81,399		$ 81,399
Stock-based compensation: Common stock issued in satisfaction of 401(k) profit sharing liability, shares		116,284
Stock-based compensation: Options and warrants				716,249			716,249		716,249
Common stock issued for cash		$ 18,911		$ 1,304,784			$ 1,323,695		$ 1,323,695
Common stock issued for cash, shares		1,890,993
Beneficial conversion feature on convertible debt issued				227,414			227,414		227,414
Common stock issued upon conversion of convertible debt and interest		$ 12,855		797,020			809,875		809,875
Common stock issued upon conversion of convertible debt and interest, shares		1,285,517
Dividends declared on Series B convertible redeemable preferred stock				(474,719)			(474,719)		(474,719)
Common stock issued in satisfaction of dividends payable		$ 3,781		260,491			264,272		264,272
Common stock issued in satisfaction of dividends payable, shares		378,193
Common stock returned to the Company to satisfy receivable			$ (32,285)				(32,285)		(32,285)
Common stock returned to the Company to satisfy receivable, shares			46,122
Common stock issued in satisfaction of debt obligations
Net loss						(5,678,418)	(5,678,418)		(5,678,418)
Other comprehensive loss					(2,314,409)		(2,314,409)		$ (2,314,409)
Balance at Dec. 31, 2018	$ 9,026,824
Balance, shares at Dec. 31, 2018	902,670								902,670
Balance at Dec. 31, 2018		$ 467,384	$ (46,355)	83,814,442	(13,110,219)	(81,222,499)	(10,097,247)		$ (10,097,247)
Balance, shares at Dec. 31, 2018		46,738,533	50,533
Options and warrants				157,994			157,994		157,994
Stock-based compensation: Common stock issued in satisfaction of 401(k) profit sharing liability		$ 1,812		61,603			63,415		63,415
Stock-based compensation: Common stock issued in satisfaction of 401(k) profit sharing liability, shares		181,185
Common stock issued for cash		$ 25,279		859,471			884,750		884,750
Common stock issued for cash, shares		2,527,857
Net loss						(1,400,957)	(1,400,957)		(1,400,957)
Other comprehensive loss					8,339		8,339		8,339
Balance at Mar. 31, 2019	$ 9,026,824
Balance, shares at Mar. 31, 2019	902,670
Balance at Mar. 31, 2019		$ 494,475	$ (46,355)	84,893,510	(13,101,880)	(82,623,456)	(10,383,706)		$ (10,383,706)
Balance, shares at Mar. 31, 2019		49,447,575	50,533
Balance at Dec. 31, 2018	$ 9,026,824
Balance, shares at Dec. 31, 2018	902,670								902,670
Balance at Dec. 31, 2018		$ 467,384	$ (46,355)	83,814,442	(13,110,219)	(81,222,499)	(10,097,247)		$ (10,097,247)
Balance, shares at Dec. 31, 2018		46,738,533	50,533
Common stock issued in satisfaction of debt obligations									50,709
Net loss									(4,819,585)
Balance at Sep. 30, 2019	$ 9,026,824
Balance, shares at Sep. 30, 2019	902,670
Balance at Sep. 30, 2019		$ 60,315	$ (46,355)	88,787,775	(12,379,452)	(85,886,569)	(8,921,386)	1,951,093	$ (6,970,293)
Balance, shares at Sep. 30, 2019		60,321,615	50,533
Balance at Dec. 31, 2018	$ 9,026,824
Balance, shares at Dec. 31, 2018	902,670								902,670
Balance at Dec. 31, 2018		$ 467,384	$ (46,355)	83,814,442	(13,110,219)	(81,222,499)	(10,097,247)		$ (10,097,247)
Balance, shares at Dec. 31, 2018		46,738,533	50,533
Stock-based compensation: Common stock issued in satisfaction of 401(k) profit sharing liability		$ 1,812		$ 61,602			$ 63,414		$ 63,414
Stock-based compensation: Common stock issued in satisfaction of 401(k) profit sharing liability, shares		181,185
Stock-based compensation: Options and warrants				432,187			432,187		432,187
Common stock issued for cash		$ 131,734		$ 4,478,966			$ 4,610,700		$ 4,610,700
Common stock issued for cash, shares		13,173,428
Common stock issued upon conversion of convertible debt and interest		$ 836		51,824			52,660		52,660
Common stock issued upon conversion of convertible debt and interest, shares		83,587
Common stock returned to the Company to satisfy receivable
Debt converted to common stock of GGI				1,787,237			1,787,237	319,371	2,106,608
Common stock issued in satisfaction of debt obligations		$ 1,449		49,260			50,709		50,709
Common stock issued in satisfaction of debt obligations, shares		144,882
Net loss						(6,663,808)	(6,663,808)	(293,007)	(6,956,815)
Other comprehensive loss					710,386		$ 710,386		$ 710,386
Balance at Dec. 31, 2019	$ 9,026,824
Balance, shares at Dec. 31, 2019	902,670						902,670		902,670
Balance at Dec. 31, 2019		$ 603,215	$ (46,355)	90,675,518	(12,399,833)	(87,886,307)	$ (9,053,762)	26,364	$ (9,027,398)
Balance, shares at Dec. 31, 2019		60,321,615	50,533
Balance at Mar. 31, 2019	$ 9,026,824
Balance, shares at Mar. 31, 2019	902,670
Balance at Mar. 31, 2019		$ 494,475	$ (46,355)	84,893,510	(13,101,880)	(82,623,456)	(10,383,706)		(10,383,706)
Balance, shares at Mar. 31, 2019		49,447,575	50,533
Options and warrants				68,508			68,508		68,508
Common stock issued for cash		$ 60,714		2,064,286			2,125,000		2,125,000
Common stock issued for cash, shares		6,071,428
Common stock issued upon conversion of convertible debt and interest		$ 836		51,824			52,660		52,660
Common stock issued upon conversion of convertible debt and interest, shares		83,587
Debt converted to common stock of GGI								2,106,608	2,106,608
Net loss						(1,946,609)	(1,946,609)	(46,409)	(1,993,018)
Other comprehensive loss					357,078		357,078		357,078
Balance at Jun. 30, 2019	$ 9,026,824
Balance, shares at Jun. 30, 2019	902,670
Balance at Jun. 30, 2019		$ 556,025	$ (46,355)	87,078,128	(12,744,802)	(84,570,065)	(9,727,069)	2,060,199	(7,666,870)
Balance, shares at Jun. 30, 2019		55,602,590	50,533
Options and warrants				105,178			105,178		105,178
Common stock issued for cash		$ 45,741		1,555,209			1,600,950		1,600,950
Common stock issued for cash, shares		4,574,143
Common stock issued in satisfaction of debt obligations		$ 1,449		49,260			50,709		50,709
Common stock issued in satisfaction of debt obligations, shares		144,882
Net loss						(1,316,504)	(1,316,504)	(109,106)	(1,425,610)
Other comprehensive loss					365,350		365,350		365,350
Balance at Sep. 30, 2019	$ 9,026,824
Balance, shares at Sep. 30, 2019	902,670
Balance at Sep. 30, 2019		$ 60,315	$ (46,355)	88,787,775	(12,379,452)	(85,886,569)	$ (8,921,386)	1,951,093	$ (6,970,293)
Balance, shares at Sep. 30, 2019		60,321,615	50,533
Balance at Dec. 31, 2019	$ 9,026,824
Balance, shares at Dec. 31, 2019	902,670						902,670		902,670
Balance at Dec. 31, 2019		$ 603,215	$ (46,355)	90,675,518	(12,399,833)	(87,886,307)	$ (9,053,762)	26,364	$ (9,027,398)
Balance, shares at Dec. 31, 2019		60,321,615	50,533
Options and warrants				103,581			103,581		103,581
Net loss						(1,252,847)	(1,252,847)	(42,645)	(1,295,492)
Other comprehensive loss					128,051		128,051		128,051
Balance at Mar. 31, 2020	$ 9,026,824
Balance, shares at Mar. 31, 2020	902,670
Balance at Mar. 31, 2020		$ 603,215	$ (46,355)	90,779,099	(12,271,782)	(89,139,154)	$ (10,074,977)	(16,281)	$ (10,091,258)
Balance, shares at Mar. 31, 2020		60,321,615	50,533
Balance at Dec. 31, 2019	$ 9,026,824
Balance, shares at Dec. 31, 2019	902,670						902,670		902,670
Balance at Dec. 31, 2019		$ 603,215	$ (46,355)	90,675,518	(12,399,833)	(87,886,307)	$ (9,053,762)	26,364	$ (9,027,398)
Balance, shares at Dec. 31, 2019		60,321,615	50,533
Common stock issued in satisfaction of debt obligations
Net loss									$ (3,736,028)
Balance at Sep. 30, 2020	$ 9,010,824
Balance, shares at Sep. 30, 2020	901,070								901,070
Balance at Sep. 30, 2020		$ 679,747	$ (46,355)	93,463,770	(11,999,147)	(91,493,980)	(9,395,965)	(101,991)	$ (9,497,956)
Balance, shares at Sep. 30, 2020		67,974,891	50,533
Balance at Mar. 31, 2020	$ 9,026,824
Balance, shares at Mar. 31, 2020	902,670
Balance at Mar. 31, 2020		$ 603,215	$ (46,355)	90,779,099	(12,271,782)	(89,139,154)	(10,074,977)	(16,281)	(10,091,258)
Balance, shares at Mar. 31, 2020		60,321,615	50,533
Options and warrants				102,675			102,675		102,675
Repurchase of preferred stock	$ (16,000)
Repurchase of preferred stock, shares	(1,600)
Net loss						(1,453,365)	(1,453,365)	(52,872)	(1,506,237)
Other comprehensive loss					290,472		290,472		290,472
Balance at Jun. 30, 2020	$ 9,010,824
Balance, shares at Jun. 30, 2020	901,070
Balance at Jun. 30, 2020		$ 603,215	$ (46,355)	90,881,774	(11,981,310)	(90,592,519)	(11,135,195)	(69,153)	(11,204,348)
Balance, shares at Jun. 30, 2020		60,321,615	50,533
Options and warrants				56,414			56,414		56,414
Common stock issued for cash		$ 35,329		1,165,871			1,201,200		1,201,200
Common stock issued for cash, shares		3,532,941
Common stock issued upon conversion of convertible debt and interest		$ 37,068		1,223,246			1,260,314		1,260,314
Common stock issued upon conversion of convertible debt and interest, shares		3,706,805
Common stock issued for subscription receivable		$ 4,135		136,465			140,600		140,600
Common stock issued for subscription receivable, shares		413,530
Net loss						(901,461)	(901,461)	(32,838)	(934,299)
Other comprehensive loss					(17,937)		(17,837)		$ (17,837)
Balance at Sep. 30, 2020	$ 9,010,824
Balance, shares at Sep. 30, 2020	901,070								901,070
Balance at Sep. 30, 2020		$ 679,747	$ (46,355)	$ 93,463,770	$ (11,999,147)	$ (91,493,980)	$ (9,395,965)	$ (101,991)	$ (9,497,956)
Balance, shares at Sep. 30, 2020		67,974,891	50,533